Financial instruments with off-balance sheet credit risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Credit Risk	$ 234,876	$ 361,408
Argentina [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	92
Bolivia [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	820	944
Brazil [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	23,630	41,116
Chile [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	6,084	12,367
Colombia [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	9,098	2,396
Costa Rica [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	1,000	11,661
Dominican Republic [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	1,535	1,603
Ecuador [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	79,760	215,272
El Salvador [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	625	2,025
Guatemala [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	180	501
Honduras [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	562	400
Jamaica [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	295
Mexico [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	27,289	14,677
Panama [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	58,219	1,801
Paraguay [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	81
Peru [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	2,843	2,467
Spain [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	9,660
Switzerland [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	500
United States of America [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	0	21,780
Venezuela [Member]
Financial Instruments With Off-Balance Sheet Credit Risk	$ 23,231	$ 21,770